Note 10 - Stockholders' Equity (Details) (USD $)	1 Months Ended
	Feb. 28, 2006	Feb. 02, 2013	Sep. 07, 2012	Jan. 28, 2012	Dec. 30, 2005
Note 10 - Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					2,691,790
Sale of Stock, Price Per Share (in Dollars per share)					$ 7.43
Proceeds from Issuance of Common Stock (in Dollars)	$ 20,000,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs (in Dollars)	900,000
Class of Warrant or Right, Outstanding		215,343
Preferred Stock, Shares Authorized		25,000,000		25,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001		$ 0.001
Value of Securities, Authorized to Offer under Shelf Registration (in Dollars)			30,000,000
Public Float Restriction (in Dollars)			75,000,000
Series A Preferred Stock [Member]
Note 10 - Stockholders' Equity (Details) [Line Items]
Preferred Stock, Shares Authorized		1,000,000
Existing Shareholders [Member]
Note 10 - Stockholders' Equity (Details) [Line Items]
Proceeds from Issuance of Common Stock (in Dollars)	15,200,000
Stock Issued During Period, Shares, New Issues	2,040,570
MLF Investments, LLC [Member]
Note 10 - Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	215,343
Proceeds from Issuance of Common Stock (in Dollars)	4,800,000
Stock Issued During Period, Shares, New Issues	651,220
Payments of Stock Issuance Costs (in Dollars)	$ 50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	7.43
MLF Offshore Portfolio Company LP [Member]
Note 10 - Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	206,548
MLF Partners 100 LP [Member]
Note 10 - Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	8,795